Temporary Equity - Schedule of Temporary Equity (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020
Total temporary equity, beginning balance		$ 462
Total temporary equity, shares, beginning balance		456,000
Total temporary equity, ending balance	$ 208
Total temporary equity, shares, ending balance	203,000
Series D Preferred Stock [Member]
Total temporary equity, beginning balance	$ 463	$ 462
Total temporary equity, shares, beginning balance	462,876	461,839
Issuance of Series D convertible preferred stock for cash		$ 203
Issuance of Series D convertible preferred stock for cash, shares		203,000
Offering cost related to issuance of Series D convertible preferred stock		$ (3)
Offering cost related to issuance of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of offering cost		$ 3
Deemed dividends related to immediate accretion of offering cost, shares
Accrued Series D preferred stock dividends	$ 8	$ 9
Accrued Series D preferred stock dividends, shares	8,330	8,868
Bifurcated redemption feature of Series D convertible preferred stock		$ (171)
Bifurcated redemption feature of Series D convertible preferred stock, shares
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock		$ 171
Deemed dividends related to immediate accretion of bifurcated redemption feature of Series D convertible preferred stock, shares
Redemption of Series D preferred stock (including accrued dividends)	$ (263)	$ (211)
Redemption of Series D preferred stock (including accrued dividends), shares	(263,037)	(210,831)
Total temporary equity, ending balance	$ 208	$ 463
Total temporary equity, shares, ending balance	208,169	462,876